Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2023
USTCR Supplement | Federated Hermes U S Treasury Cash Reserves
Risk Return Abstract	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Federated Hermes U.S. Treasury Cash ReservesA Portfolio of Federated Hermes Money Market Obligations TrustINSTITUTIONAL SHARES (TICKER UTIXX)Service SHARES (TICKER TISXX)SUPPLEMENT TO SUMMARY PROSPECTUSES, PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION DATED JUNE 30, 2022, AS AMENDEDThe Board of Trustees (the “Board”) of Federated Hermes Money Market Obligations Trust (the “Trust”), on behalf of Federated Hermes U.S. Treasury Cash Reserves (the “Fund”), approved certain changes to the fee and expense structure of the Fund’s Institutional Shares to be effective as of the start of business on July 1, 2023. Shareholders were notified of these changes in a supplement dated March 31, 2023.In addition, on May 11, 2023, the Board approved a reduction in the Fund’s gross investment advisory fee from 0.20% to 0.15% of the Fund’s average daily net assets effective July 1, 2023. The total net expense ratio of the Fund will be unchanged as a result of the advisory fee reduction.The changes described above will be reflected in the Fund’s registration statement dated July 1, 2023.Shareholders are advised that they will continue to be subject to the Fund’s fee and expense structure, as disclosed in the Fund’s prospectus dated June 30, 2022, until close of business on June 30, 2023.June 26, 2023Federated Hermes U.S. Treasury Cash Reserves
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